                                THE GALAXY FUND

                      RETAIL A SHARES AND RETAIL B SHARES
                      OF THE SHORT-TERM BOND, INTERMEDIATE
                 GOVERNMENT INCOME AND HIGH QUALITY BOND FUNDS
                                 (THE "FUNDS")

                          SUPPLEMENT DATED MAY 7, 1999
                     TO PROSPECTUS DATED FEBRUARY 28, 1999

RETAIL A SHARES--SALES CHARGES

    The footnote to the table setting forth the schedule of sales charges payable in connection with purchases of Retail A Shares of the Funds on page 16 of the Prospectus under the heading "How to invest in the Funds--How sales charges work--Retail A Shares" is amended and restated to read as follows:

       "There is no front-end sales charge on investments in Retail A Shares of $500,000 or more. However, if you sell the shares within one year after buying them, you'll pay a CDSC of 1% of the offering price or 1% of the net asset value of your shares, whichever is less, unless the shares were sold because of the death or disability of the shareholder. In addition, Galaxy will waive the 1% CDSC on your initial sale of shares. This waiver will not apply to amounts reinvested within one year following your initial sale of shares."

PROGALBND1 (5/99)

                                THE GALAXY FUND

                      RETAIL A SHARES AND RETAIL B SHARES
               OF THE TAX-EXEMPT BOND, NEW JERSEY MUNICIPAL BOND,
              NEW YORK MUNICIPAL BOND, CONNECTICUT MUNICIPAL BOND,
                          MASSACHUSETTS MUNICIPAL BOND
                     AND RHODE ISLAND MUNICIPAL BOND FUNDS
                                 (THE "FUNDS")

                          SUPPLEMENT DATED MAY 7, 1999
                     TO PROSPECTUS DATED FEBRUARY 28, 1999

RETAIL A SHARES--SALES CHARGES

    The footnote to the table setting forth the schedule of sales charges payable in connection with purchases of Retail A Shares of the Funds on page 22 of the Prospectus under the heading "How to invest in the Funds--How sales charges work--Retail A Shares" is amended and restated to read as follows:

       "There is no front-end sales charge on investments in Retail A Shares of $500,000 or more. However, if you sell the shares within one year after buying them, you'll pay a CDSC of 1% of the offering price or 1% of the net asset value of your shares, whichever is less, unless the shares were sold because of the death or disability of the shareholder. In addition, Galaxy will waive the 1% CDSC on your initial sale of shares. This waiver will not apply to amounts reinvested within one year following your initial sale of shares."

PROGALTXBND1 (5/99)

                                THE GALAXY FUND

                      RETAIL A SHARES AND RETAIL B SHARES
                    OF THE ASSET ALLOCATION, EQUITY INCOME,
               GROWTH AND INCOME, STRATEGIC EQUITY, EQUITY VALUE,
                      EQUITY GROWTH, INTERNATIONAL EQUITY,
                 SMALL CAP VALUE AND SMALL COMPANY EQUITY FUNDS
                                 (THE "FUNDS")

                          SUPPLEMENT DATED MAY 7, 1999
                     TO PROSPECTUS DATED FEBRUARY 28, 1999

RETAIL A SHARES--SALES CHARGES

    The footnote to the table setting forth the schedule of sales charges payable in connection with purchases of Retail A Shares of the Funds on page 34 of the Prospectus under the heading "How to invest in the Funds--How sales charges work--Retail A Shares" is amended and restated to read as follows:

       "There is no front-end sales charge on investments in Retail A Shares of $500,000 or more. However, if you sell the shares within one year after buying them, you'll pay a CDSC of 1% of the offering price or 1% of the net asset value of your shares, whichever is less, unless the shares were sold because of the death or disability of the shareholder. In addition, Galaxy will waive the 1% CDSC on your initial sale of shares. This waiver will not apply to amounts reinvested within one year following your initial sale of shares."

PROGALEQ1 (5/99)